CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Net income (loss)		$ 20.9	$ 48.1	$ 18.8	$ 260.1
Other comprehensive income (loss), net of taxes and reclassification adjustments:
Changes in unrealized gains (losses) on available-for-sale securities		(840.0)	314.7	137.7	411.5
Other-than-temporary impairments on fixed maturities not related to credit losses (net of taxes of: 2017 $0.0; 2016 Successor $(0.1); 2016 Predecessor $0.0; 2015 $(6.1))				(0.3)	(0.1)
Impact of net unrealized (gains) losses on DAC and VOBA		150.0	(52.8)	(14.0)	(41.9)
Impact of cash flow hedges		(5.3)	(13.7)	17.7	(41.1)
Other comprehensive income (loss)		(695.3)	248.2	141.1	328.4
Total comprehensive income (loss)		$ (674.4)	$ 296.3	$ 159.9	$ 588.5
Predecessor Company
Net income (loss)	$ (3.9)					$ 178.4
Other comprehensive income (loss), net of taxes and reclassification adjustments:
Changes in unrealized gains (losses) on available-for-sale securities	113.3					(598.9)
Other-than-temporary impairments on fixed maturities not related to credit losses (net of taxes of: 2017 $0.0; 2016 Successor $(0.1); 2016 Predecessor $0.0; 2015 $(6.1))	0.0					(11.4)
Impact of net unrealized (gains) losses on DAC and VOBA	(24.4)					103.3
Impact of cash flow hedges	25.2					35.7
Other comprehensive income (loss)	114.1					(471.3)
Total comprehensive income (loss)	$ 110.2					$ (292.9)